6. STOCKHOLDER'S EQUITY	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
6. STOCKHOLDER'S EQUITY

Note 6. Stockholder's Equity

The Company had 100 authorized shares and 0 outstanding shares as of December 31, 2014 and 30,000,000 authorized shares and 30,000,000 outstanding shares as of December 31, 2015. As approved by the state of New York, on February 23, 2015, the Company’s authorized common stock increased from 100 to 30,000,000 shares without par value.

On May 15 2015, the Company issued 620,000 shares of common stock at $1.00 per share.

On May 15 2015, the Company issued an aggregate of 25,653,500 shares of common stock to its Chief Executive Officer and Director as funder shares.

On May 15, 2015, the Company issued an aggregate of 3,718,500 shares of common stock to unrelated parties as funder shares.

On May 15, 2015, the Company issued an aggregate of 8,000 shares of common stock to its employees as employee shares. The share was valued at $1 per share.